Income Taxes (details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes disclosure
Current income tax expense included in consolidated statement of income, federal									$ 899	$ 1,144	$ 1,216
Current income tax expense included in consolidated statement of income, foreign									21	29	28
Current income tax expense included in consolidated statement of income, state									8	9	10
Total current tax expense									928	1,182	1,254
Deferred income tax expense included in consolidated statement of income, federal									110	117	121
Deferred income tax expense included in consolidated statement of income, foreign									1	2	22
Total deferred tax expense									111	119	143
Total income tax expense included in consolidated statement of income	$ 359	$ 231	$ 223	$ 226	$ 343	$ 379	$ 264	$ 315	1,039	1,301	1,397
Expense (benefit) relating to share-based compensation, the changes in unrealized gain on investments, unrealized loss on foreign exchange and other items in other comprehensive income									(289)	(448)	68
Total income tax expense included in consolidated financial statements									750	853	1,465
U.S. income before income taxes									3,946	4,621	4,899
Foreign income before income taxes									107	119	190
Income before income taxes	1,302	$ 947	$ 887	$ 917	1,209	$ 1,307	$ 1,076	$ 1,148	$ 4,053	$ 4,740	$ 5,089
Statutory tax rate (percent)									35.00%	35.00%	35.00%
Expected federal income tax expense									$ 1,419	$ 1,659	$ 1,781
Tax effect of nontaxable investment income									(323)	(345)	(379)
Tax effect of other, net									$ (57)	$ (13)	$ (5)
Effective tax rate (percent)									26.00%	27.00%	27.00%
Income taxes paid									$ 892	$ 1,207	$ 1,147
Current income tax payable	72				50				72	50
Deferred tax assets, claims and claim adjustment expense reserves	664				691				664	691
Deferred tax assets, unearned premium reserves	760				731				760	731
Deferred tax assets, compensation-related liabilities	268				326				268	326
Deferred tax assets, other	272				320				272	320
Total gross deferred tax assets	1,964				2,068				1,964	2,068
Less: valuation allowance	3								3
Adjusted gross deferred tax assets	1,961				2,068				1,961	2,068
Deferred tax liabilities, deferred acquisition costs	604				580				604	580
Deferred tax liabilities, investments	592				867				592	867
Deferred tax liabilities, internally-developed software	157				134				157	134
Deferred tax liabilities, other	143				191				143	191
Total gross deferred tax liabilities	1,496				1,772				1,496	1,772
Net deferred tax asset	465				$ 296				465	$ 296
Increase in valuation allowance									3
Amount of the Company's foreign operations' undistributed earnings for which U.S. income taxes have not been recognized	$ 358								$ 358